Investors Bank & Trust Company
                             200 Clarendon Street
                          Boston, Massachusetts 02116





                                  May 3, 2002



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

       Re:     PayPal Funds
               File Nos. 333-80205 and 811-09381

Ladies and Gentlemen:

       Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the forms of the Prospectus and Statement of Additional Information that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (the "Amendment") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on April 30, 2002, is the most recent amendment to the Registrant's Registration Statement.

       Please do not hesitate to contact the undersigned at (617) 937-4652 if you have any questions regarding this filing.


                                  Very truly yours,

                                  /s/ Cynthia Surprise

                                  Cynthia Surprise